UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock	Class A	Class B Common Stock	Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Aug. 16, 2020		$ 0		$ 0	$ 0	$ 0
Balance (in Shares) at Aug. 16, 2020		0		0
Common stock subject to possible redemption		$ 2,873		$ 0	287,263,717	0	$ 287,263,717
Common stock subject to possible redemption (in Shares)		28,726,659		0
Net loss		$ 0		$ 0	0	(17,831,314)	(17,831,314)
Balance at Dec. 31, 2020	$ 577	$ 577	$ 863	$ 863	22,829,882	(17,831,314)	5,000,008
Balance (in Shares) at Dec. 31, 2020	5,773,341	5,773,341	8,625,000	8,625,000
Common stock subject to possible redemption	$ 152				15,231,908		15,232,060
Common stock subject to possible redemption (in Shares)	1,523,206
Net loss						(15,232,061)	(15,232,061)
Balance at Mar. 31, 2021	$ 729		$ 863		38,061,790	(33,063,375)	5,000,007
Balance (in Shares) at Mar. 31, 2021	7,296,547		8,625,000
Balance at Dec. 31, 2020	$ 577	$ 577	$ 863	$ 863	22,829,882	(17,831,314)	5,000,008
Balance (in Shares) at Dec. 31, 2020	5,773,341	5,773,341	8,625,000	8,625,000
Balance at Jun. 30, 2021	$ 746		$ 863		39,664,893	(34,666,501)	5,000,001
Balance (in Shares) at Jun. 30, 2021	7,456,859		8,625,000
Balance at Mar. 31, 2021	$ 729		$ 863		38,061,790	(33,063,375)	5,000,007
Balance (in Shares) at Mar. 31, 2021	7,296,547		8,625,000
Common stock subject to possible redemption	$ 17				1,603,103		1,603,120
Common stock subject to possible redemption (in Shares)	160,312
Net loss						(1,603,126)	(1,603,126)
Balance at Jun. 30, 2021	$ 746		$ 863		$ 39,664,893	$ (34,666,501)	$ 5,000,001
Balance (in Shares) at Jun. 30, 2021	7,456,859		8,625,000